Financial risk management - Liquidity risks (Details) - USD ($)	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018	Dec. 31, 2017
Financial Instruments [Abstract]
Cash and cash equivalents	$ 416,763,000		$ 256,077,000	$ 375,479,000
Carrying amount
Lease obligations		$ 652,642,000	199,760,000
Long-term debt	1,768,853,000		1,458,286,000
Cash flow hedges	195,124,000		105,721,000
Financial liabilities	2,370,617,000		2,087,972,000
Contractual cash flows
Cash flow hedges	244,304,000		123,288,000
1 year or less
Contractual cash flows
Cash flow hedges	17,620,000		6,679,000
1-3 years
Contractual cash flows
Cash flow hedges	45,432,000		35,551,000
3-5 years
Contractual cash flows
Cash flow hedges	56,887,000		40,130,000
More than 5 years
Contractual cash flows
Cash flow hedges	124,365,000		40,928,000
Liquidity risk
Carrying amount
Trade and other payables	397,173,000
Lease obligations	718,505,000
Long-term debt	1,768,853,000
Cash flow hedges	195,504,000
Financial liabilities	3,080,035,000
Contractual cash flows
Trade and other payables	397,173,000
Lease obligations	1,008,096,000
Long-term debt	2,724,777,000
Cash flow hedges	244,304,000
Financial liabilities	4,374,350,000
Liquidity risk | 1 year or less
Contractual cash flows
Trade and other payables	397,173,000
Lease obligations	134,175,000
Long-term debt	129,901,000
Cash flow hedges	17,620,000
Financial liabilities	678,869,000
Liquidity risk | 1-3 years
Contractual cash flows
Trade and other payables	0
Lease obligations	212,020,000
Long-term debt	484,025,000
Cash flow hedges	45,432,000
Financial liabilities	741,477,000
Liquidity risk | 3-5 years
Contractual cash flows
Trade and other payables	0
Lease obligations	184,051,000
Long-term debt	467,933,000
Cash flow hedges	56,887,000
Financial liabilities	708,871,000
Liquidity risk | More than 5 years
Contractual cash flows
Trade and other payables	0
Lease obligations	477,850,000
Long-term debt	1,642,918,000
Cash flow hedges	124,365,000
Financial liabilities	2,245,133,000
Revolving credit facility
Disclosure of financial liabilities [line items]
Undrawn credit facilities	300,000,000		300,000,000
Construction facilities
Disclosure of financial liabilities [line items]
Undrawn credit facilities	$ 800,000,000		$ 0